Share capital, additional paid-in capital, share premium and other reserves - Summary of authorised, issued and fully paid shares (Details) - shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital
Authorised shares	230,850	230,850	230,850
Issued and fully paid shares	62,713	62,713	62,713
Ordinary Class A shares
Disclosure of classes of share capital
Authorised shares	127,914	129,583	131,333
Issued and fully paid shares	10,414	12,083	13,833
Ordinary Class B shares
Disclosure of classes of share capital
Authorised shares	102,936	101,267	99,517
Issued and fully paid shares	52,299	50,630	48,880
Treasury shares	334	620